Hedge accounting (Detail 5) - USD ($) $ in Millions	Dec. 31, 2024	Dec. 31, 2023
Foreign Currency Basis Spreads Reserves [Line Items]
Amounts related to hedge relationships for which hedge accounting continues to be applied	$ 861	$ (2,063)
Amounts related to hedge relationships for which hedge accounting is no longer applied	266	266
Total other comprehensive income recognized directly in equity related to hedging instruments designated as net investment hedges, on a pre-tax basis	$ 1,126	$ (1,798)